INVESTMENT PROPERTIES - Schedule of investment properties (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
INVESTMENT PROPERTIES
Ending balance	$ 35,542	$ 35,542
Investment property
INVESTMENT PROPERTIES
Ending balance	35,542	35,542
Investment property | Cost
INVESTMENT PROPERTIES
Acquisition of assets	34,986
Additions	730
Exchange adjustments	1,103
Ending balance	36,819	36,819
Investment property | Accumulated depreciation
INVESTMENT PROPERTIES
Charge for the year		(1,237)
Exchange adjustments		(40)
Ending balance	(1,277)	(1,277)
Investment property | Leasehold land
INVESTMENT PROPERTIES
Ending balance	5,547	5,547
Investment property | Leasehold land | Cost
INVESTMENT PROPERTIES
Acquisition of assets	4,833
Additions	730
Exchange adjustments	183
Ending balance	5,746	5,746
Investment property | Leasehold land | Accumulated depreciation
INVESTMENT PROPERTIES
Charge for the year		(192)
Exchange adjustments		(7)
Ending balance	(199)	(199)
Investment property | Building
INVESTMENT PROPERTIES
Ending balance	29,628	29,628
Investment property | Building | Cost
INVESTMENT PROPERTIES
Acquisition of assets	29,773
Exchange adjustments	906
Ending balance	30,679	30,679
Investment property | Building | Accumulated depreciation
INVESTMENT PROPERTIES
Charge for the year		(1,019)
Exchange adjustments		(32)
Ending balance	(1,051)	(1,051)
Investment property | Others
INVESTMENT PROPERTIES
Ending balance	367	367
Investment property | Others | Cost
INVESTMENT PROPERTIES
Acquisition of assets	380
Exchange adjustments	14
Ending balance	394	394
Investment property | Others | Accumulated depreciation
INVESTMENT PROPERTIES
Charge for the year		(26)
Exchange adjustments		(1)
Ending balance	$ (27)	$ (27)